Note 12 - Accrued Interest Payable and Other Liabilities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	ACCRUED INTEREST PAYABLE AND OTHER LIABILITIES

The components of accrued interest payable and other liabilities are as follows at December 31:

	2020	2019
(Dollar amounts in thousands)
Accrued interest payable	$580	$917
Accrued directors' benefits	1,587	1,470
Accrued salary and benefits expense	1,410	1,451
Operating lease liabilities	746	906
Other	1,608	1,288

Total	$5,931	$6,032